Annual Fund Operating Expenses - Investment Trust Prospectus	Aug. 01, 2026
CORE PLUS FUND | CORE PLUS FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.55%
CORE PLUS FUND | CORE PLUS FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.45%
CORE PLUS FUND | CORE PLUS FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.80%
CORE PLUS FUND | CORE PLUS FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.55%
CORE PLUS FUND | CORE PLUS FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.05%
CORE PLUS FUND | CORE PLUS FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.35%
CORE PLUS FUND | CORE PLUS FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.34%)	[1]
Net Expenses (as a percentage of Assets)	0.01%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.60%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.40%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.37%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.85%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.60%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.10%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.40%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.35%
DIVERSIFIED BOND FUND | DIVERSIFIED BOND FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.34%)	[2]
Net Expenses (as a percentage of Assets)	0.01%
HIGH INCOME FUND | HIGH INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%
HIGH INCOME FUND | HIGH INCOME FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.68%
HIGH INCOME FUND | HIGH INCOME FUND Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.58%
HIGH INCOME FUND | HIGH INCOME FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.03%
HIGH INCOME FUND | HIGH INCOME FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.58%
HIGH INCOME FUND | HIGH INCOME FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.53%
HIGH INCOME FUND | HIGH INCOME FUND G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.53%)	[3]
Net Expenses (as a percentage of Assets)	0.00%
HIGH-YIELD FUND | HIGH-YIELD FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.69%
HIGH-YIELD FUND | HIGH-YIELD FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
HIGH-YIELD FUND | HIGH-YIELD FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.49%
HIGH-YIELD FUND | HIGH-YIELD FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
HIGH-YIELD FUND | HIGH-YIELD FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[4]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.69%
HIGH-YIELD FUND | HIGH-YIELD FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[4]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.19%
HIGH-YIELD FUND | HIGH-YIELD FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.49%
HIGH-YIELD FUND | HIGH-YIELD FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.44%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.57%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.47%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.37%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.57%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.37%
MULTISECTOR INCOME FUND | MULTISECTOR INCOME FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.32%
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.57%
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.82%
PRIME MONEY MARKET FUND | PRIME MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.32%
SHORT DURATION FUND | SHORT DURATION FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.57%
SHORT DURATION FUND | SHORT DURATION FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.47%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.47%
SHORT DURATION FUND | SHORT DURATION FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.82%
SHORT DURATION FUND | SHORT DURATION FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.57%
SHORT DURATION FUND | SHORT DURATION FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.07%
SHORT DURATION FUND | SHORT DURATION FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.37%
SHORT DURATION FUND | SHORT DURATION FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.32%
SHORT DURATION FUND | SHORT DURATION FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.31%)	[5]
Net Expenses (as a percentage of Assets)	0.01%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.59%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.49%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.39%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.84%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.59%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.09%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.39%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.34%
SHORT DURATION INFLATION PROTECTION BOND FUND | SHORT DURATION INFLATION PROTECTION BOND FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.31%)	[6]
Net Expenses (as a percentage of Assets)	0.03%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.52%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.42%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.32%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.77%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.52%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.02%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.32%
SHORT DURATION STRATEGIC INCOME FUND | SHORT DURATION STRATEGIC INCOME FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.27%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.45%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.70%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.20%
U.S. GOVERNMENT MONEY MARKET FUND | U.S. GOVERNMENT MONEY MARKET FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.45%)	[7]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects the waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[3]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects the waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[4]	The management fee has been restated to reflect the decrease in the management fee schedule effective June 24, 2025.
[5]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[6]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
[7]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.